Employee Benefits - Schedule Of Fair Value Of Defined Benefit Plans (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Fair value of plan assets	€ (1,430)	€ (1,244)
Defined-benefit plans in Austria	15,128	18,464	€ 19,085
AUSTRIA
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Fair value of plan liabilities	11,612	14,263
Fair value of plan assets	(1,430)	(1,244)
Defined-benefit plans in Austria	€ 10,182	€ 13,019